Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments and other current assets
Rebate receivable from suppliers	¥ 168,406		¥ 197,775
Value-added tax ("VAT") recoverable	140,798		133,727
Prepaid expenses	203,298		100,970
Deposits	90,018		54,248
Interest receivables	53,833		58,756
Employee advances	10,362		5,645
Others	57,376		39,229
Prepayment and other current assets	¥ 724,091	$ 99,200	¥ 590,350